Summary of Significant Accounting Policies - Summary of New Revenue Standard Impacted Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Feb. 01, 2019	Jan. 31, 2019
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts	$ 622	$ 0		$ 123
Costs capitalized to obtain revenue contracts, current portion, net	4,007	3,608		0
Costs capitalized to obtain revenue contracts, noncurrent, net	7,817	7,000		0
Total assets	533,799	250,151		119,966
Deferred revenue, current portion	84,288	50,929		34,172
Total liabilities	101,925	78,522		53,930
Stockholders' Equity:
Accumulated other comprehensive loss	202	(408)		(21)
Accumulated deficit	$ (140,072)	(120,924)		(104,752)
Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts		34,205
Costs capitalized to obtain revenue contracts, current portion, net		3,608	$ 2,879
Costs capitalized to obtain revenue contracts, noncurrent, net		7,000	5,330
Total assets		249,894	126,197	119,966
Deferred revenue, current portion		50,929	29,806	34,172
Total liabilities		78,517	48,739	53,930
Stockholders' Equity:
Accumulated other comprehensive loss		(408)
Accumulated deficit		(120,924)	(93,330)	$ (104,752)
Topic 606 Adjustments | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts		260
Costs capitalized to obtain revenue contracts, current portion, net		(3,608)	2,879
Costs capitalized to obtain revenue contracts, noncurrent, net		(7,000)	5,330
Total assets		(10,348)	6,231
Deferred revenue, current portion		3,923	(4,366)
Total liabilities		3,923	(5,191)
Stockholders' Equity:
Accumulated other comprehensive loss		(10)
Accumulated deficit		(14,261)	$ 11,422
Amount Without Topic 606 Adoption Impact | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts		34,465
Total assets		239,546
Deferred revenue, current portion		54,852
Total liabilities		82,440
Stockholders' Equity:
Accumulated other comprehensive loss		(418)
Accumulated deficit		$ (135,185)